LEASES - Supplemental cash flows information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating cash outflows from operating leases	[1]	$ 22,260	$ 34,752	$ 16,085
Operating leases		$ 8,013	$ 42,707	$ 76,584
Maximum
Leases
Lease term		50 years	50 years	50 years
Minimum
Leases
Lease term		40 years	40 years	40 years
Use Rights
Leases
Prepayments for land use right		$ 0	$ 10,900	$ 0

[1]	For the years ended December 31, 2024, 2023 and 2022, this amount includes prepayments for land use rights of nil, US$10,900 and nil, respectively, with lease terms of 40 years to 50 years.